Stock-Based Compensation (Narrative) (Detail) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended			1 Months Ended	0 Months Ended		3 Months Ended	0 Months Ended	3 Months Ended	1 Months Ended
	Sep. 12, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Oct. 16, 2014	Sep. 17, 2014	Sep. 30, 2014	Oct. 09, 2014	Mar. 31, 2014	Feb. 28, 2014	May 31, 2014	Jun. 30, 2011	Nov. 13, 2007
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common units outstanding						571,222,338	469,864,980	169,083,792									109,812,741
Stock-based compensation liability		$ 2,000,000		$ 2,000,000		$ 392,427,000	$ 159,320,000
Stock-based compensation				117,100,000	99,900,000	253,681,000	105,849,000	26,253,000
Authorized non-liquidating cash distribution								7,000,000
Percentage of original distribution based on early distribution		90.00%
Non-liquidating Distribution To Common Unit Holders Made By Subsidiary To Parent Company	10,000,000	10,000,000
Amount forfeited by unit holders resulting from early distribution		977,000
Percentage Forfeited by Unit Holders Resulting From Early Distributions		10.00%
Non Liquidating Distribution to Common Unit Holders Made By Parent On Behalf Of The Company		10,000,000
Common unit unvested						260,597,081
Preferred stock-based compensation				14,100,000		431,000	853,000	871,000
Reclassification of common unit liability to additional paid in capital				490,200,000
Vesting date				May 15, 2017
Common stock distributed in connection with non-liquidating distribution		239,008,679		239,008,679		223,000,000	223,000,000
Total stock-based compensation expense		(6,000,000)	57,000,000	117,100,000	99,900,000	253,681,000	105,849,000	26,253,000
Participants eligible to earn shares						124,771,044	323,513,045	63,450,000
Common Units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Authorized non-liquidating cash distribution									10,000,000
Percentage of original distribution based on early distribution								85.00%
Discount on early distributions								15.00%
Non-liquidating Distribution To Common Unit Holders Made By Subsidiary To Parent Company								9,080,000
Amount forfeited by unit holders resulting from early distribution								1,615,000
Common Class A [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common units outstanding						45,625,461	47,047,128	47,097,128									47,097,128
Maximum [Member] | Common Units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Proceeds from a liquidation event						20.00%
Maximum [Member] | Preferred Units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Proceeds from a liquidation event						85.00%
Minimum [Member] | Common Units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Proceeds from a liquidation event						15.00%
Minimum [Member] | Preferred Units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Proceeds from a liquidation event						80.00%
Zayo Professional Services [Member] | Common Class A [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common units outstanding						18,710,000	8,660,000
Common unit unvested						13,898,889
Participants eligible to earn shares						10,050,000	9,335,000
PCIP [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Incentive plan termination period										10 years
Common Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation liability						392,427,000	159,320,000
Stock-based compensation						253,250,000	104,996,000	25,382,000
Common unit unvested						260,597,081	279,695,055
Fair value of unvested common units						144,462,000
Vesting period						3 years
Common Stock [Member] | Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period						4 years
Common Stock [Member] | Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period						3 years
Part A Restricted Stock Units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value of unvested common units		10,200,000		10,200,000
RSUs outstanding		146,001		146,001
Total stock-based compensation expense		2,600,000		2,600,000
Compensation expense associated with vested portion		2,000,000
Part A Restricted Stock Units [Member] | Dan Caruso [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value of unvested common units		2,400,000		2,400,000
Total stock-based compensation expense		400,000
One-time grant amount											2,800,000
One-time grant shares											144,737
Annual salary											17,500,000	400,000
Part B Restricted Stock Units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common unit unvested		2,210,534		2,210,534
Fair value of unvested common units		31,900,000		31,900,000
RSUs outstanding		575,660		575,660
Total stock-based compensation expense		4,700,000		4,700,000
Grant date fair value of the awards		36,300,000
Participants eligible to earn shares				2,210,534
CII [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares authorized		625,000,000		625,000,000		625,000,000
Common units outstanding						552,512,338	461,204,980	169,083,792
Remaining common units available for issue						72,487,662
Maximum incremental allocation of proceeds						20.00%
Non-liquidating Distribution To Common Unit Holders Made By Subsidiary To Parent Company			10,000,000											3,000,000
Fair value of unvested common units		124,100,000		124,100,000
Common stock distributed in connection with non-liquidating distribution										1,000								1,000
Common stock distributed in exchange for vested preferred units													256,265
CII [Member] | Common Units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common unit unvested													6,392,071
Common stock distributed in connection with non-liquidating distribution													20,460,047
Common stock distributed for existing share holders													10,294,867
Total stock-based compensation expense		(13,400,000)	56,900,000	109,600,000	99,600,000
CII [Member] | Preferred Units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Reimbursement return						6.00%
Minimum multiple realized						3.5
Total stock-based compensation expense		100,000	100,000	200,000	300,000
CII [Member] | Zayo Professional Services [Member] | Common Class A [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common units outstanding						18,710,000	8,660,000
Remaining common units available for issue						0
CII [Member] | Dan Caruso [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Non-liquidating Distribution To Common Unit Holders Made By Subsidiary To Parent Company															3,000,000
CII [Member] | Management [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Non-liquidating Distribution To Common Unit Holders Made By Subsidiary To Parent Company																$ 9,050,000